CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)		$ (18,499,000)	$ (9,712,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation		12,231,000	4,906,000
Depreciation and amortization		5,390,000	2,406,000
Amortization of right-of-use assets		2,804,000	1,638,000
Change in fair value of derivative warrant liabilities		6,064,000	292,000
Other		107,000	886,000
Changes in operating assets and liabilities:
Accounts receivable		382,000	(3,386,000)
Prepaid expenses and other assets		(1,031,000)	(2,191,000)
Accounts payable		(692,000)	(1,683,000)
Accrued expenses and other current liabilities		(399,000)	2,138,000
Accrued compensation and benefits		8,080,000	3,869,000
Operating lease liabilities		(3,536,000)	(1,691,000)
Net cash used in operating activities		10,901,000	(2,528,000)
Cash Flows from Investing Activities:
Cash paid for acquisitions, net of cash acquired			(13,114,000)
Loan to SharesPost			(3,000,000)
Purchases of property and equipment			(13,000)
Capitalized internal-use software development costs		(1,054,000)	(1,149,000)
Payment of deferred payments related to IRA Services acquisition			(6,097,000)
Net cash used in investing activities		(3,256,000)	(23,373,000)
Cash Flows from Financing Activities:
Offering costs paid		(4,954,000)
Proceeds from exercise of options		1,621,000	24,000
Proceeds from notes payable			25,566,000
Repayment of notes payable		(19,438,000)	(27,688,000)
Cash paid to purchase equity awards		(23,000)	(49,000)
Net cash provided by financing activities		26,581,000	39,380,000
Net change in cash		34,226,000	13,479,000
Supplemental disclosures of cash flow information:
Cash paid for interest		2,118,000	425,000
Supplemental disclosure of noncash financing activities:
Deferred payments related to SharesPost acquisition			783,000
Forgiveness of loan to SharesPost in relation to acquisition			3,000,000
Issuance of Junior convertible preferred stock in relation to SharesPost acquisition			20,383,000
Issuance of Junior convertible preferred stock warrants in relation to SharesPost acquisition			1,285,000
Issuance of Class AA common stock in relation to SharesPost acquisition			44,817,000
Exchange of Class AA common stock for Series B convertible preferred stock		39,722,000
Conversion of convertible notes into Series B-1 convertible preferred stock		111,000	9,940,000
Vesting of early exercised stock options and restricted stock awards		145,000	32,000
Warrant issued in connection with issuance of term loan			151,000
Warrant issued in connection with issuance of convertible notes payable			51,000
Motive Capital
Cash Flows from Operating Activities:
Net income (loss)	$ (11,799,629)	9,363,744
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Transaction cost - derivative liabilities	1,126,070
Change in fair value of derivative warrant liabilities	10,659,080	(16,101,880)
Gain on marketable securities, dividends and interest held in Trust Account	(20,525)	(90,914)
Changes in operating assets and liabilities:
Prepaid expenses	(651,605)	377,371
Accounts payable	961	4,357,744
Accrued expenses	5,560	674,011
Net cash used in operating activities	(680,088)	(1,419,924)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(414,000,000)
Net cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related parties	(130,492)
Proceeds received from initial public offering, gross	414,000,000
Offering costs paid	(8,619,770)
Proceeds received from private placement	11,080,000
Proceeds from issuance of ordinary shares to initial shareholders	25,000
Net cash provided by financing activities	416,354,738
Net change in cash	1,674,650	(1,419,924)
Cash - beginning of the period	0	1,674,650
Cash - end of the period	1,674,650	$ 254,726	$ 1,674,650
Supplemental disclosure of noncash financing activities:
Deferred underwriting commissions charged to additional paid-in capital in connection with initial public offering	14,490,000
Offering costs included in accrued expenses	410,000
Offering costs charged to additional paid-in capital in connection with the initial public offering	$ 880,262